January 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”):

Form N-14 for the Reorganization of John Hancock Sovereign Investors Fund into John Hancock Large Cap Equity Fund

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of John Hancock Sovereign Investors Fund for shares of John Hancock Large Cap Equity Fund, each a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on February 21, 2014.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240 or Nicholas J. Kolokithas of John Hancock at (617) 663-4324.

Sincerely,

/s/ George P. Attisano
George P. Attisano
Cc: Nicholas J. Kolokithas